UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/12 (Unaudited)

CORPORATE BONDS AND NOTES (47.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Automotive (1.2%)

Toyota Motor Credit Corp. sr. unsec. unsub. notes FRN Ser. MTN	0.667	1/14/13	$300,000	$300,752

Volkswagen International Finance NV 144A company guaranty sr. unsec. notes FRB	1.074	9/22/13	300,000	300,000

				600,752
Banking (15.2%)

American Express Centurion Bank sr. unsec. unsub. notes	5.550	10/17/12	200,000	205,472

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes FRN (Australia)	0.669	7/7/12	200,000	200,214

Bank of America Corp. sr. unsec. unsub. notes FRN	0.974	9/11/12	300,000	299,715

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes FRN	0.827	1/31/14	240,000	240,157

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. notes (Japan)	2.600	1/22/13	400,000	405,135

Bank One Corp. unsec. sub. notes	5.250	1/30/13	300,000	311,998

Barclays Bank PLC sr. unsec. unsub. notes (United Kingdom)	5.450	9/12/12	100,000	101,564

BB&T Corp. sr. unsec. unsub. notes	3.850	7/27/12	300,000	303,521

Citigroup, Inc. sr. unsec. notes FRN	2.510	8/13/13	300,000	301,659

Commonwealth Bank of Australia 144A unsec. notes FRN (Australia)	0.671	6/29/12	100,000	99,985

Cooperative Centrale Raiffeisen-Boerenleenbank BA/Netherlands sr. unsec. unsub. notes (Netherlands)	3.000	9/18/12	345,000	348,536

Countrywide Financial Corp. company guaranty sr. unsec. unsub. notes FRN Ser. MTN	0.906	5/7/12	200,000	199,869

Fifth Third Bank/Ohio sr. unsec. notes FRN	0.605	5/17/13	250,000	247,981

HSBC Bank PLC 144A FRN (United Kingdom)	0.987	8/3/12	200,000	200,067

HSBC Finance Corp. sr. unsec. notes	5.900	6/19/12	140,000	141,625

ING Bank NV 144A sr. unsec. notes FRN (Netherlands)	1.524	3/15/13	250,000	249,465

National City Bank unsec. sub. bonds	4.625	5/1/13	350,000	362,623

Royal Bank of Canada sr. unsec. notes FRN (Canada)	1.166	10/30/14	400,000	403,521

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes FRN (United Kingdom)	2.913	8/23/13	245,000	244,546

Scotland International Finance No2 BV 144A bank guaranty unsec. sub. notes (Netherlands)	4.250	5/23/13	350,000	348,376

Standard Chartered PLC 144A sr. unsec. notes FRN (United Kingdom)	1.460	5/12/14	300,000	299,752

SunTrust Bank/Atlanta Ga sr. unsec. notes FRN	0.603	5/21/12	350,000	350,015

Svenska Handelsbanken AB 144A sr. unsec. unsub. notes FRN (Sweden)	1.474	9/14/12	355,000	356,140

Toronto-Dominion Bank sr. unsec. unsub. notes FRN (Canada)	0.767	7/14/14	295,000	295,655

US Bank NA unsec. sub. notes	4.950	10/30/14	350,000	381,782

Wachovia Bank NA sr. unsec. sub. notes FRN Ser. BKNT	0.917	11/3/14	293,000	284,277

Westpac Banking Corp. sr. unsec. unsub. bonds (Australia)	2.250	11/19/12	90,000	91,028

				7,274,678
Beverage (1.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes (Belgium)	3.000	10/15/12	330,000	334,237

Coca-Cola Co. (The) sr. unsec. unsub. notes FRN	0.553	5/15/12	245,000	245,186

Coca-Cola Co. (The) sr. unsec. unsub. notes FRN	0.424	3/14/14	300,000	300,000

				879,423
Broadcasting (0.3%)

Viacom, Inc. company guaranty sr. unsec. unsub. notes	5.625	8/15/12	136,000	137,886

				137,886
Chemicals (1.2%)

Dow Chemical Co. (The) sr. unsec. notes	6.000	10/1/12	300,000	307,650

E.I. du Pont de Nemours & Co. sr. unsec. notes	4.750	11/15/12	250,000	256,322

E.I. du Pont de Nemours & Co. sr. unsec. notes FRN	0.894	3/25/14	15,000	15,103

				579,075
Communications equipment (0.7%)

Motorola Solutions, Inc. sr. unsec. unsub. notes	5.375	11/15/12	323,000	331,258

				331,258
Computers (1.3%)

Hewlett-Packard Co. sr. unsec. unsub. notes	0.599	9/13/12	300,000	299,936

Xerox Corp. sr. unsec. notes	5.500	5/15/12	300,000	300,565

				600,501
Consumer finance (0.9%)

American Express Credit Corp. sr. unsec. notes FRN	1.940	6/19/13	100,000	101,264

American Honda Finance Corp. 144A sr. unsec. notes FRN Ser. MTN	0.897	11/7/12	334,000	334,479

				435,743
Electric utilities (1.9%)

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes	11.875	7/1/12	300,000	308,997

Pacific Gas & Electric Co. sr. unsec. unsub. notes FRN	0.943	11/20/12	345,000	345,767

PSEG Power, LLC company guaranty sr. unsec. unsub. notes	2.500	4/15/13	250,000	254,209

				908,973
Financial (1.6%)

General Electric Capital Corp. sr. unsec. unsub. notes FRN	0.474	9/20/13	100,000	98,767

General Electric Capital Corp. sr. unsec. unsub. notes FRN Ser. MTNA	1.393	5/22/13	300,000	302,918

Westfield Group 144A company guaranty sr. unsec. unsub. notes	5.400	10/1/12	350,000	356,215

				757,900
Food (0.6%)

Kraft Foods, Inc. sr. unsec. unsub. notes	6.250	6/1/12	200,000	202,142

Kraft Foods, Inc. sr. unsec. unsub. notes FRN	1.344	7/10/13	100,000	100,596

				302,738
Insurance (5.7%)

Allstate Life Global Funding Trusts notes Ser. MTN	5.375	4/30/13	240,000	252,048

Jackson National Life Global Funding, Co. 144A sr. notes Ser. GMTN	6.125	5/30/12	320,000	323,029

Mass Mutual Global Funding II 144A sr. sec. unsub. notes	3.625	7/16/12	350,000	353,089

MetLife Global Funding I 144A sr. unsec. notes	2.875	9/17/12	185,000	186,845

MetLife Institutional Funding II 144A FRN	0.869	7/12/12	100,000	99,959

Monumental Global Funding, Ltd. 144A sr. unsub. notes	5.250	1/15/14	385,000	408,273

New York Life Global Funding 144A notes FRN	0.728	4/4/14	500,000	500,380

Principal Life Income Funding Trusts company guaranty sr. notes	5.300	4/24/13	350,000	365,501

Prudential Financial, Inc. sr. unsec. unsub. notes	5.800	6/15/12	235,000	237,780

				2,726,904
Investment banking/Brokerage (1.0%)

Credit Suisse First Boston USA, Inc. bank guaranty sr. unsec. unsub. notes	5.500	8/15/13	100,000	105,121

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes	2.950	12/1/12	350,000	355,373

				460,494
Machinery (1.5%)

Caterpillar Financial Services Corp. sr. unsec. notes FRN	0.774	12/11/13	350,000	351,690

John Deere Capital Corp. sr. unsec. unsub. notes FRN	0.868	10/4/13	348,000	349,885

				701,575
Metals (0.8%)

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. notes FRN (Australia)	0.735	2/18/14	375,000	375,541

				375,541
Miscellaneous (0.2%)

SSIF Nevada LP 144A bank guaranty sr. unsec. unsub. notes FRN	1.167	4/14/14	100,000	99,513

				99,513
Natural gas utilities (0.9%)

CenterPoint Energy Resources Corp. sr. unsec. unsub. notes	7.875	4/1/13	390,000	414,375

				414,375
Oil and gas (0.6%)

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes	5.200	9/15/12	300,000	304,575

				304,575
Real estate (6.1%)

Boston Properties, Inc. sr. unsec. notes(R)	6.250	1/15/13	396,000	412,146

Camden Property Trust sr. unsec. unsub. notes(R)	5.875	11/30/12	400,000	411,043

ERP Operating LP sr. unsec. notes(R)	5.500	10/1/12	350,000	356,676

HCP, Inc. sr. unsec. notes(R)	5.625	2/28/13	150,000	153,764

Hospitality Properties Trust sr. unsec. notes(R)	6.750	2/15/13	300,000	305,410

Nationwide Building Society 144A bank guaranty sr. notes (United Kingdom)	5.500	7/18/12	400,000	404,236

ProLogis LP company guaranty sr. unsec. notes	5.500	3/1/13	400,000	414,339

Simon Property Group LP sr. unsec. notes(R)	6.750	5/15/14	397,000	435,626

				2,893,240
Restaurants (0.6%)

Yum! Brands, Inc. sr. unsec. unsub. notes	7.700	7/1/12	300,000	305,223

				305,223
Retail (1.9%)

Kroger Co. company guaranty sr. unsec. notes	5.000	4/15/13	250,000	259,955

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	5.875	1/15/13	325,000	336,075

Target Corp. sr. unsec. notes FRN	0.499	1/11/13	300,000	300,359

				896,389
Technology services (0.5%)

Western Union Co. (The) sr. unsec. unsub. notes FRN	1.055	3/7/13	250,000	251,017

				251,017
Telephone (1.4%)

BellSouth Corp. sr. unsec. unsub. notes	4.750	11/15/12	359,000	367,084

Verizon New England, Inc. sr. unsec. debs. Ser. C	4.750	10/1/13	300,000	315,324

				682,408

Total corporate bonds and notes (cost $22,876,382)				$22,920,181

COMMERCIAL PAPER (27.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC 144A	0.481	5/29/12	$325,000	$324,729

Avon Capital Corp.	0.550	5/10/12	383,000	382,941

AXA Financial, Inc. 144A	0.712	8/16/12	350,000	349,261

BMW U.S. Capital, LLC	0.020	7/25/12	300,000	299,935

BNP Paribas Finance, Inc.	0.712	7/9/12	325,000	324,451

BP Capital Markets PLC (United Kingdom)	0.531	8/7/12	330,000	329,728

BP Capital Markets PLC (United Kingdom)	0.511	7/31/12	200,000	199,848

British Telecommunications PLC (United Kingdom)	1.107	10/29/12	325,000	323,203

Comcast Corp.	0.500	6/19/12	360,000	359,755

Daimler Finance North America, LLC	0.611	5/8/12	300,000	299,807

Danske Corp. (Denmark)	0.300	5/31/12	350,000	349,913

Devon Energy Corp.	0.501	6/7/12	350,000	349,820

Diageo Capital PLC (United Kingdom)	0.500	5/15/12	295,000	294,943

DnB Bank ASA (Norway)	0.360	8/30/12	350,000	349,577

Florida Power & Light Co.	0.260	5/8/12	410,000	409,979

Ford Motor Credit Co., LLC	0.900	5/15/12	375,000	374,869

GATX Corp. 144A	0.500	6/4/12	400,000	399,811

Goldman Sachs Group, Inc. (The)	0.550	6/1/12	350,000	349,834

Liberty Mutual Group, Inc.	0.500	5/7/12	400,000	399,967

Louis Dreyfus Commodities, LLC Ser. BARC	0.570	5/18/12	250,000	249,933

Macquarie Bank, Ltd. 144A (Australia)	0.681	6/5/12	350,000	349,607

NiSource Finance Corp.	1.181	5/16/12	300,000	299,853

Nissan Motor Acceptance Corp.	0.440	5/24/12	425,000	424,875

NSTAR, LLC	0.400	5/18/12	425,000	424,915

PB Finance (Delaware), Inc.	0.680	5/4/12	380,000	379,978

Prudential PLC (United Kingdom)	0.783	7/30/12	350,000	349,181

Skandinaviska Enskilda Banken AB (Sweden)	0.511	6/25/12	350,000	349,727

Societe Generale NA (France)	0.500	6/1/12	350,000	349,849

Sumitomo Mitsui Banking Corp. (Japan)	0.531	7/19/12	350,000	349,282

Suncorp-Metway, Ltd. 144A (Australia)	0.601	7/5/12	350,000	349,621

Swedbank (Sweden)	0.571	5/3/12	300,000	299,872

Swedbank AB (Sweden)	0.531	5/11/12	300,000	299,839

TransCanada Pipelines, Ltd. (Canada)	0.470	5/9/12	350,000	349,963

Viacom, Inc.	0.420	5/1/12	350,000	350,000

Volvo Treasury AB (Sweden)	0.651	6/7/12	325,000	324,462

Vodafone Group PLC (United Kingdom)	1.055	7/9/12	300,000	299,368

Westar Energy, Inc.	0.450	5/21/12	400,000	399,895

Windmill Funding I Corp. (United Kingdom)	0.470	5/22/12	250,000	249,931

Total commercial paper (cost $12,923,872)				$12,922,522

CERTIFICATES OF DEPOSIT (8.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Abbey National Treasury Services PLC/Stamford, CT FRN	1.766	4/25/13	$300,000	$296,386

Bank of Montreal/Chicago, IL FRN (Canada)	0.703	8/15/13	400,000	399,560

Bank of Nova Scotia/Houston FRN	1.016	1/27/14	300,000	300,011

Bank of Tokyo-Mitsubishi UFJ, Ltd. FRN (Japan)	0.830	9/4/12	327,000	326,504

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.430	10/15/12	350,000	350,011

Commonwealth Bank of Australia FRN (Australia)	1.216	1/17/14	350,000	353,319

Mizuho Corporate Bank (USA) (Japan)	0.600	7/20/12	395,000	395,087

National Australia Bank, Ltd./New York FRN (Australia)	1.666	1/30/14	500,000	503,168

Nordea Bank Finland PLC/New York FRN	1.011	2/6/13	233,000	233,256

Nordea Bank Finland PLC/New York FRN	0.909	4/5/13	175,000	175,059

Toronto-Dominion Bank/NY FRN (Canada)	4360.000	10/19/12	100,000	99,994

UBS AG/Stamford, CT FRN	7.360	7/23/12	250,000	250,037

Westpac Banking Corp. NY FRN (Australia)	0.330	6/15/12	250,000	249,941

Total certificates of deposit (cost $3,931,612)				$3,932,333

ASSET-BACKED COMMERCIAL PAPER (4.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.511	8/22/12	$200,000	$199,600

Bryant Park Funding, LLC	0.190	5/9/12	250,000	249,989

Chariot Funding, LLC	0.220	6/27/12	399,000	398,861

CIESCO-LP	0.441	6/15/12	310,000	309,865

CRC Funding, LLC	0.531	7/17/12	310,000	309,380

Govco, LLC	0.300	5/8/12	250,000	249,985

Sheffield Receivables Corp. (United Kingdom)	0.410	5/9/12	325,000	324,882

Total asset-backed commercial paper (cost $2,042,964)				$2,042,562

MORTGAGE-BACKED SECURITIES (2.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW17, Class A2	5.574	6/11/50	$88,287	$88,244
Ser. 05-PWR9, Class A2(F)	4.735	9/11/42	59,138	60,327

Commercial Mortgage Pass-Through Certificates Ser. 06-C8, Class A2B	5.248	12/10/46	87,129	87,021

CS First Boston Mortgage Securities Corp. Ser. 03-C3, Class B	4.052	5/15/38	150,000	149,910

CWCapital Cobalt Ser. 07-C3, Class A2	5.930	5/15/46	107,770	108,380

Federal National Mortgage Association Ser. 04-61, Class CO, PO	0.000	10/25/31	12,022	11,947

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG11, Class A2(F)	5.597	12/10/49	120,000	123,016
Ser. 05-GG5, Class A2	5.117	4/10/37	125,345	125,588

LB-UBS Commercial Mortgage Trust Ser. 07-C1, Class A2	5.318	2/15/40	95,798	95,804

Morgan Stanley Capital I Ser. 07-HQ13, Class A2	5.649	12/15/44	70,000	70,559

Opteum Mortgage Acceptance Corp. FRB Ser. 05-3, Class A1B	0.499	7/25/35	180,872	172,733

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, Class A2	5.569	5/15/46	234,690	237,107
FRB Ser. 05-C16, Class B	4.945	10/15/41	50,000	50,823

Total mortgage-backed securities (cost $1,377,917)				$1,381,459

ASSET-BACKED SECURITIES (2.5%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 05-SD2, Class 1A3	0.639	3/25/35	$195,581	$170,527

Chase Funding Mortgage Loan Asset-Backed Certificates
Ser. 04-2, Class 1A4	5.323	2/25/35	259,823	266,578
Ser. 04-1, Class 1A6	4.266	6/25/15	47,525	47,853

Countrywide Asset Backed Certificates
FRB Ser. 05-4, Class MV1	0.699	10/25/35	180,521	176,910
FRB Ser. 05-AB1, Class A3	0.539	8/25/35	193,166	165,157

Home Equity Asset Trust FRB Ser. 06-3, Class 2A3	0.419	7/25/36	265,835	260,518

Renaissance Home Equity Loan Trust FRB Ser. 07-3, Class AV1	1.139	9/25/37	131,771	125,177

Total asset-backed securities (cost $1,213,805)				$1,212,720

REPURCHASE AGREEMENTS (2.2%)(a)
			Principal amount	Value

Interest in $587,000,000 joint tri-party repurchase agreement dated 4/30/12 with Deutsche Bank Securities, Inc. due 5/1/12 - maturity value of $1,049,006 for an effective yield of 0.21% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.00% to 5.00% and due dates ranging from 2/1/27 to 4/1/42, valued at $598,740,000)			$1,049,000	$1,049,000

Total repurchase agreements (cost $1,049,000)				$1,049,000

TOTAL INVESTMENTS

Total investments (cost $45,415,552)(b)				$45,460,777

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 17, 2011 (commencement of operations) through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $47,808,332.
(b)	The aggregate identified cost on a tax basis is $45,415,552, resulting in gross unrealized appreciation and depreciation of $58,574 and $13,349, respectively, or net unrealized appreciation of $45,225.
	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $494 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $33,761,233 and $33,761,233, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.8%
	United Kingdom	8.0
	Australia	5.7
	Canada	4.2
	Sweden	3.6
	Japan	3.2
	Netherlands	2.1
	Denmark	0.8
	France	0.8
	Norway	0.8
	Belgium	0.7
	Other	0.3

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,212,720	$—
Asset-backed commercial paper	—	2,042,562	—
Certificates of deposit	—	3,932,333	—
Commercial paper	—	12,922,522	—
Corporate bonds and notes	—	22,920,181	—
Mortgage-backed securities	—	1,381,459	—
Repurchase agreements	—	1,049,000	—

Totals by level	$—	$45,460,777	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012